Exploration and Evaluation assets - Disclosure of cash payment and consideration shares issued (Details)	1 Months Ended										12 Months Ended
	Apr. 24, 2025 CAD ($)	Apr. 24, 2025 USD ($)	Jan. 22, 2025 CAD ($)	Jan. 22, 2025 USD ($)	Oct. 25, 2024 CAD ($)	Oct. 25, 2024 USD ($)	Mar. 27, 2024 CAD ($) Shares	Mar. 27, 2024 USD ($) Shares	Jan. 18, 2024 CAD ($)	Jan. 18, 2024 USD ($)	Apr. 30, 2025 CAD ($) Shares	Apr. 30, 2024 CAD ($)
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $											$ 28,141,665	$ 35,194,213
Number of instruments or interests issued or issuable											5,555,555
Goanna Resources Sapi De Cv [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets							$ 4,134,621	$ 3,075,000
Number of instruments or interests issued or issuable							5,555,555	5,555,555
Goanna Resources Sapi De Cv [Member] | Signing of nonbinding LOI [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets	$ 313,128	$ 225,000	$ 390,398	$ 275,000	$ 208,333	$ 150,000		$ 100,000	$ 135,050	$ 100,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | Closing of the transaction [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							257,937	257,937
Goanna Resources Sapi De Cv [Member] | October 30, 2024 [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 150,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | 3 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							476,190	476,190
Goanna Resources Sapi De Cv [Member] | January 30, 2025 [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 275,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | 6 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							535,714	535,714
Goanna Resources Sapi De Cv [Member] | April 30, 2025 [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 225,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | 9 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							595,238	595,238
Goanna Resources Sapi De Cv [Member] | July 30, 2025 [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 350,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | 12 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							714,286	714,286
Goanna Resources Sapi De Cv [Member] | October 30, 2025 [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 300,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | 15 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							833,333	833,333
Goanna Resources Sapi De Cv [Member] | January 30, 2026 [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 375,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | 18 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							952,381	952,381
Goanna Resources Sapi De Cv [Member] | July 30, 2026 [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 1,300,000
Number of instruments or interests issued or issuable							0	0
Goanna Resources Sapi De Cv [Member] | 24 months from effective date [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Purchase of exploration and evaluation assets | $								$ 0
Number of instruments or interests issued or issuable							1,190,476	1,190,476